UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     October 16, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $60,614 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107      213     3400 SH       SOLE                        0        0     3400
BANK OF AMERICA CORPORATION    COM              060505104      172    10149 SH       SOLE                        0        0    10149
BRISTOL MYERS SQUIBB CO        COM              110122108     3551   157683 SH       SOLE                        0        0   157683
BUNGE LIMITED                  COM              G16962105      363     5800 SH       SOLE                        0        0     5800
CALPINE CORP                   COM NEW          131347304     1295   112400 SH       SOLE                        0        0   112400
CROSS TIMBERS RTY TR           TR UNIT          22757R109      643    20865 SH       SOLE                        0        0    20865
DEVON ENERGY CORP NEW          COM              25179M103      426     6328 SH       SOLE                        0        0     6328
EXXON MOBIL CORP               COM              30231G102      251     3655 SH       SOLE                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3274   217095 SH       SOLE                    12000        0   205095
FIFTH THIRD BANCORP            COM              316773100      420    41510 SH       SOLE                        0        0    41510
GENERAL DYNAMICS CORP          COM              369550108     1938    30000 SH       SOLE                        0        0    30000
GENERAL ELECTRIC CO            COM              369604103      932    56785 SH       SOLE                        0        0    56785
GERON CORP                     COM              374163103     2813   428767 SH       SOLE                    45000        0   383767
HEALTHCARE RLTY TR             COM              421946104     1011    47833 SH       SOLE                        0        0    47833
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1094    61100 SH       SOLE                        0        0    61100
INTEL CORP                     COM              458140100     3093   158027 SH       SOLE                        0        0   158027
JOHNSON & JOHNSON              COM              478160104      227     3735 SH       SOLE                        0        0     3735
JPMORGAN CHASE & CO            COM              46625H100      594    13558 SH       SOLE                        0        0    13558
M D C HLDGS INC                COM              552676108      361    10400 SH       SOLE                        0        0    10400
MACK CALI RLTY CORP            COM              554489104      343    10600 SH       SOLE                        0        0    10600
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      394    73720 SH       SOLE                     9500        0    64220
MOTOROLA INC                   COM              620076109      472    54900 SH       SOLE                        0        0    54900
NEW YORK CMNTY BANCORP INC     COM              649445103      452    39612 SH       SOLE                        0        0    39612
NEWMONT MINING CORP            COM              651639106     1586    36025 SH       SOLE                        0        0    36025
NVIDIA CORP                    COM              67066G104     3006   200000 SH       SOLE                     9000        0   191000
PENN WEST ENERGY TR            TR UNIT          707885109      833    52568 SH       SOLE                        0        0    52568
PFIZER INC                     COM              717081103      576    34783 SH       SOLE                        0        0    34783
PICO HLDGS INC                 COM NEW          693366205     3650   109433 SH       SOLE                     1000        0   108433
POTASH CORP SASK INC           COM              73755L107      334     3700 SH       SOLE                        0        0     3700
PULTE HOMES INC                COM              745867101      685    62371 SH       SOLE                        0        0    62371
REDWOOD TR INC                 COM              758075402     2723   175700 SH       SOLE                    11000        0   164700
RENAISSANCERE HOLDINGS LTD     COM              G7496G103     1763    32200 SH       SOLE                     3000        0    29200
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      970    53736 SH       SOLE                        0        0    53736
SATCON TECHNOLOGY CORP         COM              803893106      152    89100 SH       SOLE                    45000        0    44100
SENECA FOODS CORP NEW          CL A             817070501     5111   186536 SH       SOLE                    39851        0   146685
SENECA FOODS CORP NEW          CL B             817070105     2465    87845 SH       SOLE                     4149        0    83696
SONOSITE INC                   COM              83568G104     3197   120836 SH       SOLE                     7000        0   113836
SONY CORP                      ADR NEW          835699307     2124    72751 SH       SOLE                        0        0    72751
SUNCOR ENERGY INC NEW          COM              867224107      328     9500 SH       SOLE                        0        0     9500
TESSERA TECHNOLOGIES INC       COM              88164L100     1880    67400 SH       SOLE                     4000        0    63400
VULCAN MATLS CO                COM              929160109     1892    35000 SH       SOLE                     1000        0    34000
WAL MART STORES INC            COM              931142103     3007    61262 SH       SOLE                        0        0    61262